Lease (Tables)	6 Months Ended
Jun. 30, 2024
Lease [Abstract]
Schedule of Supplemental Balance Sheet Information	Supplemental balance sheet information related to the leases were as follows:
	As of December 31, 2023	As of June 30, 2024
	RMB	RMB
		(Unaudited)
ROU assets	142,456	129,955
Operating lease liabilities – current	(36,927)	(41,152)
Operating lease liabilities – non-current	(70,628)	(64,672)
Weighted average remaining lease terms	9.48 year	9.46 year
Weighted average incremental borrowing rate	10.47%	10.51%

Schedule of Components of Lease Expenses	The components of lease expenses for the six months ended June 30, 2023 and 2024 were as follows:
	For the six months ended June 30, 2023	For the six months ended June 30, 2024
	RMB	RMB
	(Unaudited)	(Unaudited)
Operating lease expenses for variable payments	135	—
Operating lease expenses for fixed payments	23,323	14,328
Short-term lease expenses	19,944	6,843
Total	43,402	21,171
	For the six months ended June 30, 2023	For the six months ended June 30, 2024
	RMB	RMB
	(Unaudited)	(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	14,930	12,981

Schedule of Supplemental Noncash Information	Supplemental noncash information:
	For the six months ended June 30, 2023	For the six months ended June 30, 2024
	RMB	RMB
	(Unaudited)	(Unaudited)
Operating lease liabilities arising from obtaining ROU assets	766	—
ROU assets disposed as reduction of operating lease liabilities due to lease termination	84,770	—

Schedule of Future Lease Payments	The future lease payments as of June 30, 2024 were as follows:
RMB
(Unaudited)
For the period ending December 31,
2024	30,057
For the year ending December 31,
2025	21,901
2026	19,979
2027	17,355
2028	18,272
Thereafter	25,250
Total lease payments	132,814
Less: imputed interest	(26,990)
Total lease liabilities	105,824